Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Earnings Before Income Taxes (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed "expected" tax expense		10,982	34,422	16,740
Effect of tax rate differential		50	(33)	(1,345)
PRC dividend withholding tax		2,351	4,598	680
Change in tax rate		8,659
Non-deductible expenses:
- Disallowed rental expenses		13,333	14,190	8,527
- Penalty charged by the pricing authority		1,419
- Bad debt write-off		194	569
- Disallowed entertainment expense		457	441	405
- Deemed profit method differential		328	396	(171)
- Others		555	642	196
Reversal of deferred tax liabilities on equity method investment			(6,250)
Non-taxable income		(1,308)	(1,132)	(872)
Effect of deemed interest income				624
Unrealized tax benefits in inter-company transactions		1,601
Investment loss on the dissolve of Wenzhou Nepstar		(1,250)
Release of unrecognized tax benefits due to expiration of the statute of limitations		(4,584)	(2,785)	(2,421)
Change in valuation allowance		(687)	2,536	8,663
Income tax expense	$ 5,303	32,100	47,594	31,026